SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Schedule of Assumptions Used in the Option Pricing Model

The following assumptions were used in option pricing model on the date of grant/modification. In 2012, there were no options granted.

	2010	2011

Weighted average volatility rate (1)	48.3%	47.6%
Weighted average risk-free interest rate (2)	2.59%	1.18%
Weighted average expected option life (years) (3)	6.0	6.0
Weighted average dividend yield (4)	-	-
Weighted average fair value of underlying ordinary share (5)	$1.19	$0.84

Schedule of Share Option Activity

A summary of the share option activity was as follows. The fair value of the ordinary shares, and exercise prices set forth in the tables below are denominated in US$.

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2012	9,974,138	1.44	1.50
Exercised	(837,204)	0.96	0.47
Forfeited	(8,799)	1.90	2.16
Expired	(30)	1.37	1.22

Outstanding at December 31, 2012	9,128,105	1.48	1.60

Vested and expected to vest as of December 31, 2012	9,128,105	1.48	1.60

Exercisable as of December 31, 2012	8,841,438	1.43	1.58

Schedule of Information with respect to Share Options Outstanding

The following table summarizes information with respect to share options outstanding at December 31, 2012:

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$
Average exercise price:
US$
0.50	344,500	0.58	0.50	1.44	344,500	0.58	0.50	1.44
0.86	988,800	1.93	0.86	1.08	988,800	1.93	0.86	1.08
1.09-1.85	6,646,070	3.19	1.48	0.46	6,426,070	3.00	1.47	0.47
1.86-2.85	1,148,735	6.87	2.05	-	1,082,068	6.85	2.02	-
	9,128,105	3.42	1.48	0.50	8,841,438	3.26	1.43	0.52

Schedule of Outstanding Restricted Share Units
	Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
		US$
Outstanding at January 1, 2012	1,590,000	2.30

Granted	1,723,000	1.87

Outstanding at December 31, 2012	3,313,000	2.08

Vested and expected to vest at December 31, 2012	2,366,095	2.02